UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

GATEWAY FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 96.5% of Net Assets
	Aerospace & Defense — 2.4%
15,016	Alliant Techsystems, Inc.(b)(c)	$1,005,772
559,227	Boeing Co. (The)(b)	19,897,296
280,589	Goodrich Corp.(b)	10,631,517
611,851	Honeywell International, Inc.(b)	17,046,169
482,437	Raytheon Co.(b)	18,786,097
894,565	United Technologies Corp.(b)	38,448,404

		105,815,255

	Air Freight & Logistics — 1.1%
994,699	United Parcel Service, Inc., Class B(b)	48,959,085

	Airlines — 0.0%
94,500	AMR Corp.(b)(c)	301,455

	Auto Components — 0.0%
164,800	Cooper Tire & Rubber Co.(b)	665,792

	Beverages — 2.7%
1,596,992	Coca-Cola Co. (The)(b)	70,187,798
994,731	PepsiCo, Inc.(b)	51,208,752

		121,396,550

	Biotechnology — 1.7%
651,644	Amgen, Inc.(b)(c)	32,269,411
167,204	Biogen Idec, Inc.(b)(c)	8,764,834
23,700	Cephalon, Inc.(b)(c)	1,613,970
144,205	Facet Biotech Corp.(b)(c)	1,369,947
545,274	Gilead Sciences, Inc.(b)(c)	25,257,092
660,425	PDL BioPharma, Inc.(b)	4,675,809

		73,951,063

	Capital Markets — 2.3%
897,936	Charles Schwab Corp. (The)(b)	13,918,008
383,669	Eaton Vance Corp.(b)	8,766,837
348,555	Goldman Sachs Group, Inc. (The)(b)	36,953,801
700,456	Legg Mason, Inc.(b)	11,137,250
1,033,394	Morgan Stanley(b)	23,530,381
374,698	Waddell & Reed Financial, Inc., Class A(b)	6,770,793

		101,077,070

	Chemicals — 1.4%
1,321,711	Dow Chemical Co. (The)(b)	11,142,024
1,137,572	E.I. Du Pont de Nemours & Co.(b)	25,401,983
276,400	Eastman Chemical Co.(b)	7,407,520
188,362	Lubrizol Corp. (The)(b)	6,406,192
550,250	Olin Corp.(b)	7,852,067
366,103	RPM International, Inc.(b)	4,660,491

		62,870,277

	Commercial Banks — 1.8%
279,699	Associated Bancorp(b)	4,318,553
118,200	FirstMerit Corp.(b)	2,151,240
177,566	Old National Bancorp(b)	1,983,412
1,554,046	U.S. Bancorp(b)	22,704,612
3,428,220	Wells Fargo & Co.(b)	48,817,853

		79,975,670

	Commercial Services & Supplies — 1.0%
385,530	Avery Dennison Corp.(b)	8,612,740
128,446	Deluxe Corp.(b)	1,236,935
70,400	Dun & Bradstreet Corp.(b)	5,420,800
259,600	R. R. Donnelley & Sons Co.(b)	1,902,868
244,337	Resources Connection, Inc.(b)(c)	3,684,602
879,271	Waste Management, Inc.(b)	22,509,338

		43,367,283

	Communications Equipment — 2.9%
3,257,152	Cisco Systems, Inc.(b)(c)	54,622,439
1,350,869	Corning, Inc.(b)	17,926,032
3,413,800	Motorola, Inc.(b)	14,440,374
34,200	Plantronics, Inc.(b)	412,794
1,105,010	QUALCOMM, Inc.(b)	42,995,939

		130,397,578

	Computers & Peripherals — 4.4%
557,940	Apple, Inc.(b)(c)	58,650,653
1,191,830	Dell, Inc.(b)(c)	11,298,549
1,336,405	Hewlett-Packard Co.(b)	42,845,144
865,863	International Business Machines Corp.(b)	83,893,466

		196,687,812

	Consumer Finance — 0.1%
618,700	Discover Financial Services(b)	3,903,997

	Containers & Packaging — 0.2%
359,167	Sonoco Products Co.(b)	7,535,324

	Distributors — 0.2%
324,207	Genuine Parts Co.(b)	9,680,821

	Diversified Financial Services — 2.7%
2,239,047	Bank of America Corp.(b)	15,270,301
3,875,001	Citigroup, Inc.(b)	9,803,752
81,192	CME Group, Inc.(b)	20,004,897
2,819,502	JP Morgan Chase & Co.(b)	74,942,363

		120,021,313

	Diversified Telecommunication Services — 4.0%
4,118,600	AT&T, Inc.(b)	103,788,720
903,500	Frontier Communications Corp.(b)	6,487,130
2,259,488	Verizon Communications, Inc.(b)	68,236,538

		178,512,388

	Electric Utilities — 1.6%
2,434,028	Duke Energy Corp.(b)	34,855,281
80,025	Hawaiian Electric Industries, Inc.(b)	1,099,544
1,064,725	Pepco Holdings, Inc.(b)	13,287,768
639,917	Progress Energy, Inc.(b)	23,203,390

		72,445,983

	Electrical Equipment — 0.9%
1,047,741	Emerson Electric Co.(b)	29,944,438
37,800	First Solar, Inc.(b)(c)	5,016,060
169,979	Hubbell, Inc., Class B(b)	4,582,634

		39,543,132

	Electronic Equipment & Instruments — 0.1%
594,342	Tyco Electronics Ltd.(b)	6,561,536

	Energy Equipment & Services — 1.9%
70,000	Acergy SA(b)	432,600
641,872	BJ Services Co.(b)	6,386,627
66,354	CARBO Ceramics, Inc.(b)	1,887,108
96,200	Diamond Offshore Drilling, Inc.(b)	6,047,132
72,450	ENSCO International, Inc.(b)	1,912,680
852,300	Halliburton Co.(b)	13,185,081

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Energy Equipment & Services — continued
551,550	Patterson-UTI Energy, Inc.(b)	$4,941,888
848,186	Schlumberger Ltd.(b)	34,453,315
329,200	Smith International, Inc.(b)	7,071,216
213,925	Tidewater, Inc.(b)	7,943,035

		84,260,682

	Food & Staples Retailing — 2.8%
1,311,901	CVS Caremark Corp.(b)	36,064,158
608,967	SUPERVALU, Inc.(b)	8,696,049
1,484,280	Wal-Mart Stores, Inc.(b)	77,330,988

		122,091,195

	Food Products — 1.4%
1,059,247	ConAgra Foods, Inc.(b)	17,869,497
1,653,199	Kraft Foods, Inc., Class A(b)	36,849,806
770,800	Sara Lee Corp.(b)	6,228,064

		60,947,367

	Gas Utilities — 0.8%
277,713	National Fuel Gas Co.(b)	8,517,457
317,200	Nicor, Inc.(b)	10,540,556
604,046	Oneok, Inc.(b)	13,669,561
144,516	WGL Holdings, Inc.(b)	4,740,125

		37,467,699

	Health Care Equipment & Supplies — 1.9%
564,206	Baxter International, Inc.(b)	28,898,631
1,407,304	Boston Scientific Corp.(b)(c)	11,188,067
305,675	Covidien Ltd.(b)	10,160,637
42,111	Edwards Lifesciences Corp.(b)(c)	2,553,190
54,200	Intuitive Surgical, Inc.(b)(c)	5,168,512
913,100	Medtronic, Inc.(b)	26,909,057

		84,878,094

	Health Care Providers & Services — 1.8%
673,016	Aetna, Inc.(b)	16,374,479
277,652	Coventry Health Care, Inc.(b)(c)	3,592,817
435,939	Medco Health Solutions, Inc.(b)(c)	18,021,718
1,142,313	UnitedHealth Group, Inc.(b)	23,908,611
60,000	Universal Health Services, Inc., Class B(b)	2,300,400
384,953	WellPoint, Inc.(b)(c)	14,616,666

		78,814,691

	Hotels, Restaurants & Leisure — 1.2%
928,400	International Game Technology(b)	8,559,848
797,020	McDonald’s Corp.(b)	43,493,381
58,233	Tim Hortons, Inc.(b)	1,477,371
279,650	Wendy’s/Arby’s Group, Inc., Class A(b)	1,406,640

		54,937,240

	Household Durables — 0.9%
241,455	Black & Decker Corp. (The)(b)	7,620,320
708,471	Leggett & Platt, Inc.(b)	9,203,038
647,000	Newell Rubbermaid, Inc.(b)	4,127,860
116,923	Snap-On, Inc.(b)	2,934,767
204,960	Stanley Works (The)(b)	5,968,435
441,750	Tupperware Brands Corp.(b)	7,505,333
128,523	Whirlpool Corp.(b)	3,802,996

		41,162,749

	Household Products — 2.7%
221,450	Colgate-Palmolive Co.(b)	13,061,121
407,902	Kimberly-Clark Corp.(b)	18,808,361
1,817,199	Procter & Gamble Co.(b)	85,571,901

		117,441,383

	Industrial Conglomerates — 2.0%
459,000	3M Co.(b)	22,821,480
5,762,301	General Electric Co.(b)	58,256,863
370,027	Tyco International Ltd.(b)	7,237,728

		88,316,071

	Insurance — 1.9%
111,800	Aegon NV, Sponsored ADR(b)	429,312
674,200	Allstate Corp. (The)(b)	12,910,930
2,456,059	American International Group, Inc.(b)	2,456,059
144,884	AON Corp.(b)	5,914,165
730,950	Arthur J. Gallagher & Co.(b)	12,426,150
481,809	Fidelity National Financial, Inc., Class A(b)	9,400,094
439,900	Lincoln National Corp.(b)	2,942,931
596,444	Marsh & McLennan Cos., Inc.(b)	12,077,991
131,940	Mercury General Corp.(b)	3,918,618
466,097	Old Republic International Corp.(b)	5,043,170
187,848	Travelers Cos., Inc. (The)(b)	7,634,143
67,824	Unitrin, Inc.(b)	948,179
916,022	XL Capital Ltd., Class A(b)	5,001,480
113,885	Zenith National Insurance Corp.(b)	2,745,767

		83,848,989

	Internet & Catalog Retail — 0.4%
243,780	Amazon.com, Inc.(b)(c)	17,903,203
	Internet Software & Services — 1.8%
363,645	Akamai Technologies, Inc.(b)(c)	7,054,713
918,400	eBay, Inc.(b)(c)	11,535,104
157,238	Google, Inc., Class A(b)(c)	54,728,258
313,846	VeriSign, Inc.(b)(c)	5,922,274

		79,240,349

	IT Services — 2.1%
23,722	Accenture Ltd., Class A(b)	652,118
694,658	Automatic Data Processing, Inc.(b)	24,424,175
162,725	Broadridge Financial Solutions, Inc.(b)	3,028,312
403,344	Cognizant Technology Solutions Corp., Class A(b)(c)	8,385,522
367,655	Fidelity National Information Services, Inc.(b)	6,691,321
36,006	Lender Processing Services, Inc.(b)	1,102,144
1,264,962	Paychex, Inc.(b)	32,471,575
82,118	Visa, Inc., Class A(b)	4,565,761
892,529	Western Union Co.(b)	11,219,089

		92,540,017

	Leisure Equipment & Products — 0.2%
400,000	Eastman Kodak Co.(b)	1,520,000
798,767	Mattel, Inc.(b)	9,209,783

		10,729,783

	Machinery — 2.2%
757,000	Caterpillar, Inc.(b)	21,165,720
638,688	Cummins, Inc.(b)	16,254,610
422,100	Deere & Co.(b)	13,874,427
297,324	Eaton Corp.(b)	10,959,363
776,900	Ingersoll-Rand Co. Ltd., Class A(b)	10,721,220

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Machinery — continued
240,228	Parker Hannifin Corp.(b)	$8,162,947
121,000	Pentair, Inc.(b)	2,622,070
194,813	SPX Corp.(b)	9,158,159
296,911	Timken Co. (The)(b)	4,144,877

		97,063,393

	Media — 1.8%
885,450	News Corp., Class B(b)	6,817,965
370,977	Omnicom Group, Inc.(b)	8,680,862
277,222	Time Warner Cable, Inc.(b)	6,875,114
980,795	Time Warner, Inc.(b)	18,929,344
2,145,364	Walt Disney Co. (The)(b)	38,959,810

		80,263,095

	Metals & Mining — 1.0%
1,544,100	Alcoa, Inc.(b)	11,333,694
383,192	Cia Siderurgica Nacional SA, Sponsored ADR(b)	5,686,569
696,100	Gerdau SA, Sponsored ADR(b)	3,807,667
408,640	Nucor Corp.(b)	15,597,789
396,864	Southern Copper Corp.(b)	6,913,371
123,273	Worthington Industries, Inc.(b)	1,073,708

		44,412,798

	Multi Utilities — 2.2%
815,961	Ameren Corp.(b)	18,922,136
971,071	Consolidated Edison, Inc.(b)	38,464,122
396,982	Integrys Energy Group, Inc.(b)	10,337,411
326,164	OGE Energy Corp.(b)	7,769,226
793,925	Public Service Enterprise Group, Inc.(b)	23,396,970

		98,889,865

	Multiline Retail — 0.9%
689,300	J.C. Penney Co., Inc.(b)	13,834,251
1,240,347	Macy’s, Inc.(b)	11,039,088
554,573	Nordstrom, Inc.(b)	9,289,098
77,450	Sears Holdings Corp.(b)(c)	3,540,239

		37,702,676

	Oil, Gas & Consumable Fuels — 11.1%
90,549	BP PLC, Sponsored ADR(b)	3,631,015
808,900	Chesapeake Energy Corp.(b)	13,799,834
1,711,077	Chevron Corp.(b)	115,052,817
65,651	CNOOC Ltd., Sponsored ADR(b)	6,604,491
1,127,862	ConocoPhillips(b)	44,167,076
255,925	CONSOL Energy, Inc.(b)	6,459,547
3,463,863	Exxon Mobil Corp.(b)	235,889,070
722,070	Occidental Petroleum Corp.(b)	40,183,196
16,392	Royal Dutch Shell PLC, Class A, Sponsored ADR(b)	726,166
748,038	Southwestern Energy Co.(b)(c)	22,209,248
129,862	StatoilHydro ASA, Sponsored ADR(b)	2,264,793

		490,987,253

	Paper & Forest Products — 0.2%
886,284	MeadWestvaco Corp.(b)	10,626,545

	Personal Products — 0.2%
543,800	Avon Products, Inc.(b)	10,457,274

	Pharmaceuticals — 8.4%
1,301,991	Abbott Laboratories(b)	62,104,971
423,889	GlaxoSmithKline PLC, Sponsored ADR(b)	13,170,231
1,698,192	Johnson & Johnson(b)	89,324,899
1,767,180	Merck & Co., Inc.(b)	47,272,065
5,107,636	Pfizer, Inc.(b)	69,566,002
1,420,902	Schering-Plough Corp.(b)	33,462,242
78,100	Teva Pharmaceutical Industries Ltd., Sponsored ADR(b)	3,518,405
1,212,442	Wyeth(b)	52,183,504

		370,602,319

	REITs — 1.2%
230,445	Annaly Capital Management, Inc.(b)	3,196,272
926,100	Duke Realty Corp.(b)	5,093,550
125,000	Healthcare Realty Trust, Inc.(b)	1,873,750
730,464	Liberty Property Trust(b)	13,834,988
445,629	Mack-Cali Realty Corp.(b)	8,827,910
567,650	Nationwide Health Properties, Inc.(b)	12,596,154
439,650	Senior Housing Properties Trust(b)	6,163,893

		51,586,517

	Road & Rail — 0.3%
536,701	CSX Corp.(b)	13,873,721

	Semiconductors & Semiconductor Equipment — 2.8%
744,818	Advanced Micro Devices, Inc.(b)(c)	2,271,695
110,200	Altera Corp.(b)	1,934,010
536,700	Analog Devices, Inc.(b)	10,342,209
227,200	Applied Materials, Inc.(b)	2,442,400
3,275,390	Intel Corp.(b)	49,294,619
399,000	Linear Technology Corp.(b)	9,169,020
709,350	Microchip Technology, Inc.(b)	15,031,127
631,207	National Semiconductor Corp.(b)	6,482,496
560,900	NVIDIA Corp.(b)(c)	5,530,474
186,237	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR(b)	1,666,821
853,462	Texas Instruments, Inc.(b)	14,090,658
335,839	Xilinx, Inc.(b)	6,434,675

		124,690,204

	Software — 4.0%
673,800	Activision Blizzard, Inc.(b)(c)	7,047,948
485,782	Adobe Systems, Inc.(b)(c)	10,390,877
292,164	Autodesk, Inc.(b)(c)	4,911,277
4,963,985	Microsoft Corp.(b)	91,188,404
2,512,479	Oracle Corp.(b)(c)	45,400,496
126,605	Quality Systems, Inc.(b)	5,728,876
742,930	Symantec Corp.(b)(c)	11,099,374

		175,767,252

	Specialty Retail — 2.6%
223,904	Abercrombie & Fitch Co., Class A(b)	5,328,915
555,300	American Eagle Outfitters, Inc.(b)	6,796,872
399,175	Best Buy Co., Inc.(b)	15,152,683
210,000	Foot Locker, Inc.(b)	2,200,800
396,100	Gap, Inc. (The)(b)	5,145,339
1,734,742	Home Depot, Inc.(b)	40,870,522
579,900	Limited Brands, Inc.(b)	5,045,130
966,958	Lowe’s Cos., Inc.(b)	17,646,983
502,700	RadioShack Corp.(b)	4,308,139
304,204	Tiffany & Co.(b)	6,558,638
136,480	TJX Cos., Inc.(b)	3,499,347

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Specialty Retail — continued
40,694	Urban Outfitters, Inc.(b)(c)	$666,161

		113,219,529

	Thrifts & Mortgage Finance — 0.3%
70,238	Capitol Federal Financial(b)	2,655,699
924,756	New York Community Bancorp, Inc.(b)	10,329,524

		12,985,223

	Tobacco — 1.8%
2,218,698	Altria Group, Inc.(b)	35,543,542
796,300	Philip Morris International, Inc.(b)	28,332,354
330,997	Reynolds American, Inc.(b)	11,862,932
247,006	Vector Group Ltd.(b)	3,208,608

		78,947,436

	Trading Companies & Distributors — 0.1%
198,731	GATX Corp.(b)	4,020,328

	Wireless Telecommunication Services — 0.1%
89,900	China Mobile Ltd., Sponsored ADR(b)	3,912,448
202,444	Clearwire Corp., Class A(b)(c)	1,042,587

		4,955,035

	Total Common Stocks (Identified Cost $4,674,222,592)	4,279,299,359

Contracts
Put Options — 0.9%
5,861	On S&P 500 Index expiring April 18, 2009 at 675(d)	1,553,165
3,439	On S&P 500 Index expiring April 18, 2009 at 700(d)	1,478,770
7,167	On S&P 500 Index expiring May 16, 2009 at 700(d)	11,108,850
5,287	On S&P 500 Index expiring May 16, 2009 at 725(d)	11,023,395
5,865	On S&P 500 Index expiring June 20, 2009 at 700(d)	15,923,475

	Total Put Options (Identified Cost $78,961,713)	41,087,655

Principal Amount
Short-Term Investments — 7.2%
$317,599,000

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $317,599,000 on 4/01/2009, collateralized by $60,160,000 Federal Home Loan Mortgage Corp., 4.270% due 12/03/2013 valued at $62,331,776; $54,165,000 Federal Home Loan Mortgage Corp., 4.750% due 1/19/2016 valued at $60,055,444; $149,000,000 Federal Home Loan Mortgage Corp., 2.500% due 1/07/2014 valued at $149,745,000; $47,000,000 Federal National Mortgage Association, 4.125% due 4/15/2014 valued at $51,455,600; $375,000 Federal National Mortgage Association, 5.500% due 7/14/2028 valued at $365,100 including accrued interest(e)

(Identified Cost $317,599,000)

		317,599,000

	Total Investments — 104.6% (Identified Cost $5,070,783,305)(a)	4,637,986,014
	Other assets less liabilities — (4.6)%	(204,019,412)

	Net Assets — 100.0%	$4,433,966,602

Contracts
Call Options Written — 5.6%
6,705	On S&P 500 Index expiring April 18, 2009 at 800(d)	(17,466,525)
7,193	On S&P 500 Index expiring April 18, 2009 at 825(d)	(10,861,430)
6,675	On S&P 500 Index expiring May 16, 2009 at 750(d)	(49,228,125)
7,654	On S&P 500 Index expiring May 16, 2009 at 775(d)	(43,895,690)
6,964	On S&P 500 Index expiring May 16, 2009 at 800(d)	(30,049,660)
5,668	On S&P 500 Index expiring May 16, 2009 at 825(d)	(17,655,820)
5,033	On S&P 500 Index expiring June 20, 2009 at 775(d)	(35,860,125)
7,203	On S&P 500 Index expiring June 20, 2009 at 800(d)	(41,309,205)

	Total Call Options Written (Premium Received $202,648,233)	(246,326,580)

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Exchange-traded index options are valued at the average of the closing bid and asked quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Option Contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”), are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of March 31, 2009 the total amount of put options fair valued was $41,087,655 and call options written fair valued was $246,326,580. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales, non-taxable dividends and put options marked to market.):

At March 31, 2009 the net unrealized depreciation on investments based on a cost of $5,070,783,305 for federal income tax purposes was as follows:

for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation which there is an excess of value over tax cost	$238,497,362
Aggregate gross unrealized depreciation in which there is an excess of tax cost over value	(671,294,653)

Net unrealized depreciation	$(432,797,291)

At December 31, 2008, the Fund had a capital loss carryforward of approximately $145,259,142 which expires on December 31, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for outstanding call options.
(c)	Non-income producing security.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

(d)	The Fund’s investment strategy makes exclusive use of exchange-traded options. Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked to market to reflect current value. Premiums paid for purchasing index put options which expire are treated as realized losses. Premiums paid for purchasing index put options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2008	49,526	$201,414,673
Options written	114,270	364,197,303
Options terminated in closing purchase transactions	(92,802)	(277,313,900)
Options expired unexercised	(17,899)	(85,649,843)

Outstanding at 3/31/2009	53,095	$202,648,233

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and may include such instruments as written options, futures contracts and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,596,898,359
Level 2 - Other Significant Observable Inputs	41,087,655
Level 3 - Significant Unobservable Inputs	—

Total	$4,637,986,014

Call Options Written Valuation Inputs	Other Financial Instruments
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	(246,326,580)
Level 3 - Significant Unobservable Inputs	—

Total	$(246,326,580)

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Derivatives

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal the fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides a steady cash flow and is an important source of the Fund’s return, although it reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments.

Net Asset Summary at March 31, 2009 (Unaudited)

Oil, Gas & Consumable Fuels	11.1%
Pharmaceuticals	8.4
Computers & Peripherals	4.4
Diversified Telecommunication Services	4.0
Software	4.0
Communications Equipment	2.9
Semiconductors & Semiconductor Equipment	2.8
Food & Staples Retailing	2.8
Beverages	2.7
Diversified Financial Services	2.7
Household Products	2.7
Specialty Retail	2.6
Aerospace & Defense	2.4
Capital Markets	2.3
Multi Utilities	2.2
Machinery	2.2
IT Services	2.1
Industrial Conglomerates	2.0
Other Investments, less than 2% each	33.1
Short-Term Investments	7.2

Total Investments	104.6
Other assets less liabilities (Including Call Options Written)	(4.6)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 26, 2009

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 26, 2009